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9 I-Fa

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 18 2007
DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NYSE Arca, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end Management Investment Company
3. Class of New Derivative Securities Product:
   Investment Company Units
4. Name of Underlying Instrument:
   HealthShares™ Cardiology Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   HRD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   New York Stock Exchange, Nasdaq Stock Market, Euronext Brussels, SWX Swiss Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T+3/Book entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

07052782

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Date:
April 17, 2007

PROCESSED
MAY 08 2007
THOMSON FINANCIAL

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 18 2007

END